PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — 95.2%

Advertising — 0.1%
Omnicom Group, Inc.	4,012	$220,259
The Interpublic Group of Cos., Inc.	6,992	113,200

		333,459

Aerospace & Defense — 1.9%
Arconic, Inc.	6,683	107,329
General Dynamics Corp.	4,431	586,266
L3Harris Technologies, Inc.	4,086	735,970
Lockheed Martin Corp.	4,655	1,577,812
Northrop Grumman Corp.	2,950	892,522
Raytheon Co.	5,250	688,538
The Boeing Co.	10,021	1,494,532
TransDigm Group, Inc.	949	303,860
United Technologies Corp.	15,211	1,434,854

		7,821,683

Agriculture — 0.9%
Altria Group, Inc.	35,051	1,355,422
Archer-Daniels-Midland Co.	10,626	373,823
Philip Morris International, Inc.	29,123	2,124,814

		3,854,059

Airlines — 0.2%
Alaska Air Group, Inc.	2,219	63,175
American Airlines Group, Inc.	7,392	90,109
Delta Air Lines, Inc.	10,954	312,518
Southwest Airlines Co.	9,061	322,662
United Airlines Holdings, Inc.*	4,039	127,430

		915,894

Apparel — 0.6%
Capri Holdings Ltd.*	2,728	29,435
Hanesbrands, Inc.	6,506	51,202
NIKE, Inc., Class B	23,350	1,931,979
PVH Corp.	1,321	49,722
Ralph Lauren Corp.	856	57,206
Tapestry, Inc.	5,367	69,503
Under Armour, Inc., Class A*	3,386	31,185
Under Armour, Inc., Class C*	3,927	31,652
VF Corp.	6,248	337,892

		2,589,776

Auto Manufacturers — 0.4%
Cummins, Inc.	2,758	373,213
Ford Motor Co.	74,325	358,990
General Motors Co.	23,789	494,335
PACCAR, Inc.	6,595	403,152

		1,629,690

Auto Parts & Equipment — 0.1%
Aptiv PLC	4,538	223,451
BorgWarner, Inc.	3,814	92,947

		316,398

Banks — 4.7%
Bank of America Corp.	151,334	3,212,821
Citigroup, Inc.	40,882	1,721,950
Citizens Financial Group, Inc.	7,856	147,771
Comerica, Inc.	2,778	81,507

	Number of Shares	Value†
Banks — (continued)
Fifth Third Bancorp	12,544	$186,278
First Republic Bank	3,000	246,840
Huntington Bancshares, Inc.	18,896	155,136
JPMorgan Chase & Co.	58,578	5,273,777
KeyCorp.	17,689	183,435
M&T Bank Corp.	2,446	252,990
Morgan Stanley	23,166	787,644
Northern Trust Corp.	3,915	295,426
Regions Financial Corp.	16,901	151,602
State Street Corp.	6,636	353,500
SVB Financial Group*	909	137,332
The Bank of New York Mellon Corp.	15,897	535,411
The Goldman Sachs Group, Inc.	5,991	926,149
The PNC Financial Services Group, Inc.	8,250	789,690
Truist Financial Corp.	25,219	777,754
U.S. Bancorp	26,734	920,986
Wells Fargo & Co.	72,052	2,067,892
Zions Bancorp NA	2,900	77,604

		19,283,495

Beverages — 1.8%
Brown-Forman Corp., Class B	3,179	176,466
Constellation Brands, Inc., Class A	3,187	456,888
Molson Coors Beverage Co., Class B	3,554	138,642
Monster Beverage Corp.*	7,254	408,110
PepsiCo, Inc.	26,073	3,131,367
The Coca-Cola Co.	72,090	3,189,983

		7,501,456

Biotechnology — 2.1%
Alexion Pharmaceuticals, Inc.*	4,038	362,572
Amgen, Inc.	11,041	2,238,342
Biogen, Inc.*	3,393	1,073,477
Corteva, Inc.	13,825	324,888
Gilead Sciences, Inc.	23,487	1,755,888
Illumina, Inc.*	2,711	740,428
Incyte Corp.*	3,306	242,099
Regeneron Pharmaceuticals, Inc.*	1,508	736,341
Vertex Pharmaceuticals, Inc.*	4,761	1,132,880

		8,606,915

Building Materials — 0.3%
Fortune Brands Home & Security, Inc.	2,502	108,211
Johnson Controls International PLC	14,643	394,775
Martin Marietta Materials, Inc.	1,135	214,776
Masco Corp.	5,036	174,095
Vulcan Materials Co.	2,554	276,011

		1,167,868

Chemicals — 1.6%
Air Products & Chemicals, Inc.	4,152	828,781
Albemarle Corp.	1,944	109,583
Celanese Corp.	2,100	154,119
CF Industries Holdings, Inc.	3,956	107,603
Dow, Inc.	14,128	413,103
DuPont de Nemours, Inc.	14,025	478,253
Eastman Chemical Co.	2,620	122,040
Ecolab, Inc.	4,724	736,141

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)

Chemicals — (continued)
FMC Corp.	2,302	$188,050
International Flavors & Fragrances, Inc.	2,063	210,591
Linde PLC	10,028	1,734,844
LyondellBasell Industries N.V., Class A	4,721	234,303
PPG Industries, Inc.	4,317	360,901
The Mosaic Co.	6,834	73,944
The Sherwin-Williams Co.	1,549	711,796

		6,464,052

Commercial Services — 2.1%
Automatic Data Processing, Inc.	8,128	1,110,935
Cintas Corp.	1,514	262,255
Equifax, Inc.	2,318	276,885
FleetCor Technologies, Inc.*	1,654	308,537
Gartner, Inc.*	1,667	165,983
Global Payments, Inc.	5,654	815,477
H&R Block, Inc.	3,482	49,027
IHS Markit Ltd.	7,626	457,560
MarketAxess Holdings, Inc.	700	232,799
Moody’s Corp.	3,068	648,882
Nielsen Holdings PLC	6,921	86,789
PayPal Holdings, Inc.*	21,975	2,103,887
Quanta Services, Inc.	2,677	84,941
Robert Half International, Inc.	2,079	78,482
Rollins, Inc.	2,300	83,122
S&P Global, Inc.	4,592	1,125,270
United Rentals, Inc.*	1,356	139,532
Verisk Analytics, Inc.	3,114	434,029

		8,464,392

Computers — 6.4%
Accenture PLC, Class A	11,895	1,941,978
Apple, Inc.	78,124	19,866,152
Cognizant Technology Solutions Corp., Class A	10,372	481,987
DXC Technology Co.	4,316	56,324
Fortinet, Inc.*	2,700	273,159
Hewlett Packard Enterprise Co.	23,895	232,020
HP, Inc.	27,068	469,900
International Business Machines Corp.	16,595	1,840,883
Leidos Holdings, Inc.	2,400	219,960
NetApp, Inc.	4,268	177,933
Seagate Technology PLC	4,306	210,133
Western Digital Corp.	5,482	228,161

		25,998,590

Cosmetics & Personal Care — 1.7%
Colgate-Palmolive Co.	16,106	1,068,794
Coty, Inc., Class A	5,413	27,931
The Estee Lauder Cos., Inc., Class A	4,199	669,069
The Procter & Gamble Co.	46,699	5,136,890

		6,902,684

Distribution & Wholesale — 0.2%
Copart, Inc.*	3,700	253,524
Fastenal Co.	10,581	330,656
LKQ Corp.*	5,796	118,876

	Number of Shares	Value†
Distribution & Wholesale — (continued)
W.W. Grainger, Inc.	848	$210,728

		913,784

Diversified Financial Services — 4.0%
Alliance Data Systems Corp.	672	22,613
American Express Co.	12,598	1,078,515
Ameriprise Financial, Inc.	2,234	228,940
BlackRock, Inc.	2,220	976,734
Capital One Financial Corp.	8,850	446,217
Cboe Global Markets, Inc.	1,941	173,234
CME Group, Inc.	6,730	1,163,684
Discover Financial Services	6,066	216,374
E*TRADE Financial Corp.	3,875	132,990
Franklin Resources, Inc.	5,190	86,621
Intercontinental Exchange, Inc.	10,486	846,745
Invesco Ltd.	7,349	66,729
Mastercard, Inc., Class A	16,588	4,006,997
Nasdaq, Inc.	1,993	189,235
Raymond James Financial, Inc.	2,349	148,457
Synchrony Financial	9,864	158,712
T. Rowe Price Group, Inc.	4,436	433,175
The Charles Schwab Corp.	21,570	725,183
The Western Union Co.	7,491	135,812
Visa, Inc., Class A	31,974	5,151,651

		16,388,618

Electric — 3.3%
AES Corp.	11,680	158,848
Alliant Energy Corp.	4,403	212,621
Ameren Corp.	4,699	342,228
American Electric Power Co., Inc.	9,309	744,534
CenterPoint Energy, Inc.	9,144	141,275
CMS Energy Corp.	5,163	303,326
Consolidated Edison, Inc.	6,295	491,010
Dominion Energy, Inc.	15,458	1,115,913
DTE Energy Co.	3,670	348,540
Duke Energy Corp.	13,695	1,107,652
Edison International	6,846	375,092
Entergy Corp.	3,804	357,462
Evergy, Inc.	4,387	241,504
Eversource Energy	6,133	479,662
Exelon Corp.	18,361	675,868
FirstEnergy Corp.	10,280	411,920
NextEra Energy, Inc.	9,154	2,202,635
NRG Energy, Inc.	4,833	131,747
Pinnacle West Capital Corp.	2,115	160,296
PPL Corp.	14,626	360,970
Public Service Enterprise Group, Inc.	9,622	432,124
Sempra Energy	5,336	602,915
The Southern Co.	19,715	1,067,370
WEC Energy Group, Inc.	5,967	525,872
Xcel Energy, Inc.	9,906	597,332

		13,588,716

Electrical Components & Equipment — 0.2%
AMETEK, Inc.	4,385	315,808

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)

Electrical Components & Equipment — (continued)
Emerson Electric Co.	11,187	$533,060

		848,868

Electronics — 1.3%
Agilent Technologies, Inc.	5,678	406,658
Allegion PLC	1,732	159,379
Amphenol Corp., Class A	5,635	410,679
FLIR Systems, Inc.	2,637	84,094
Fortive Corp.	5,382	297,033
Garmin Ltd.	2,709	203,067
Honeywell International, Inc.	13,383	1,790,511
Keysight Technologies, Inc.*	3,600	301,248
Mettler-Toledo International, Inc.*	450	310,729
PerkinElmer, Inc.	2,050	154,324
Roper Technologies, Inc.	1,967	613,330
TE Connectivity Ltd.	6,358	400,427
Waters Corp.*	1,246	226,834

		5,358,313

Engineering & Construction — 0.1%
Jacobs Engineering Group, Inc.	2,625	208,084

Entertainment — 0.0%
Live Nation Entertainment, Inc.*	2,600	118,196

Environmental Control — 0.3%
Pentair PLC	2,783	82,822
Republic Services, Inc.	3,852	289,131
Waste Management, Inc.	7,359	681,149

		1,053,102

Food — 1.3%
Campbell Soup Co.	2,950	136,172
Conagra Brands, Inc.	8,836	259,248
General Mills, Inc.	11,429	603,108
Hormel Foods Corp.	5,195	242,295
Kellogg Co.	4,499	269,895
Lamb Weston Holdings, Inc.	2,600	148,460
McCormick & Co., Inc.	2,276	321,394
Mondelez International, Inc., Class A	27,018	1,353,061
Sysco Corp.	9,694	442,337
The Hershey Co.	2,826	374,445
The J.M. Smucker Co.	2,060	228,660
The Kraft Heinz Co.	11,949	295,618
The Kroger Co.	14,630	440,656
Tyson Foods, Inc., Class A	5,380	311,341

		5,426,690

Forest Products & Paper — 0.1%
International Paper Co.	7,018	218,470

Gas — 0.1%
Atmos Energy Corp.	2,100	208,383
NiSource, Inc.	6,920	172,792

		381,175

Hand & Machine Tools — 0.1%
Snap-on, Inc.	994	108,167

	Number of Shares	Value†
Hand & Machine Tools — (continued)
Stanley Black & Decker, Inc.	2,733	$273,300

		381,467

Healthcare Products — 3.9%
Abbott Laboratories	33,066	2,609,238
ABIOMED, Inc.*	833	120,918
Align Technology, Inc.*	1,301	226,309
Baxter International, Inc.	9,626	781,535
Boston Scientific Corp.*	26,255	856,701
Danaher Corp.	11,982	1,658,429
DENTSPLY SIRONA, Inc.	4,008	155,631
Edwards Lifesciences Corp.*	3,935	742,220
Henry Schein, Inc.*	2,784	140,648
Hologic, Inc.*	5,002	175,570
IDEXX Laboratories, Inc.*	1,580	382,739
Intuitive Surgical, Inc.*	2,173	1,076,091
Medtronic PLC	25,093	2,262,887
ResMed, Inc.	2,738	403,280
STERIS PLC	1,500	209,955
Stryker Corp.	6,056	1,008,263
Teleflex, Inc.	900	263,574
The Cooper Cos., Inc.	956	263,541
Thermo Fisher Scientific, Inc.	7,507	2,128,985
Varian Medical Systems, Inc.*	1,581	162,305
Zimmer Biomet Holdings, Inc.	3,769	380,970

		16,009,789

Healthcare Services — 2.1%
Anthem, Inc.	4,760	1,080,711
Centene Corp.*	11,020	654,698
DaVita, Inc.*	1,536	116,828
HCA Healthcare, Inc.	5,015	450,598
Humana, Inc.	2,497	784,108
IQVIA Holdings, Inc.*	3,242	349,682
Laboratory Corp. of America Holdings*	1,877	237,234
Quest Diagnostics, Inc.	2,441	196,012
UnitedHealth Group, Inc.	17,701	4,414,275
Universal Health Services, Inc., Class B	1,475	146,143

		8,430,289

Home Builders — 0.2%
D.R. Horton, Inc.	6,006	204,204
Lennar Corp., Class A	4,907	187,447
NVR, Inc.*	70	179,838
PulteGroup, Inc.	4,642	103,610

		675,099

Home Furnishings — 0.0%
Leggett & Platt, Inc.	2,436	64,993
Whirlpool Corp.	1,130	96,954

		161,947

Household Products & Wares — 0.4%
Avery Dennison Corp.	1,421	144,757
Church & Dwight Co., Inc.	4,518	289,965
Kimberly-Clark Corp.	6,456	825,529
Newell Brands, Inc.	6,989	92,814

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)

Household Products & Wares — (continued)
The Clorox Co.	2,302	$398,822

		1,751,887

Insurance — 3.6%
Aflac, Inc.	13,931	476,997
American International Group, Inc.	15,838	384,072
Aon PLC	4,414	728,487
Arthur J. Gallagher & Co.	3,572	291,154
Assurant, Inc.	1,127	117,309
Berkshire Hathaway, Inc., Class B*	36,616	6,694,503
Chubb Ltd.	8,521	951,710
Cincinnati Financial Corp.	2,844	214,580
Everest Re Group Ltd.	725	139,505
Globe Life, Inc.	1,873	134,800
Lincoln National Corp.	3,412	89,804
Loews Corp.	4,441	154,680
Marsh & McLennan Cos., Inc.	9,497	821,111
MetLife, Inc.	14,841	453,689
Principal Financial Group, Inc.	4,871	152,657
Prudential Financial, Inc.	7,672	400,018
The Allstate Corp.	6,132	562,488
The Hartford Financial Services Group, Inc.	6,628	233,571
The Progressive Corp.	11,011	813,052
The Travelers Cos., Inc.	4,892	486,020
Unum Group	4,002	60,070
W. R. Berkley Corp.	2,600	135,642
Willis Towers Watson PLC	2,355	399,997

		14,895,916

Internet — 10.2%
Alphabet, Inc., Class A*	5,609	6,517,378
Alphabet, Inc., Class C*	5,595	6,505,922
Amazon.com, Inc.*	7,791	15,190,268
Booking Holdings, Inc.*	787	1,058,767
CDW Corp.	2,600	242,502
eBay, Inc.	14,509	436,140
Expedia Group, Inc.	2,417	136,005
F5 Networks, Inc.*	1,163	124,011
Facebook, Inc., Class A*	45,044	7,513,339
Netflix, Inc.*	8,216	3,085,108
Nortonlifelock, Inc.	10,216	191,141
Twitter, Inc.*	14,766	362,653
VeriSign, Inc.*	1,897	341,631

		41,704,865

Iron & Steel — 0.1%
Nucor Corp.	5,697	205,206

Leisure Time — 0.1%
Carnival Corp.	7,299	96,128
Harley-Davidson, Inc.	2,878	54,481
Norwegian Cruise Line Holdings Ltd.*	3,788	41,516
Royal Caribbean Cruises Ltd.	3,128	100,628

		292,753

Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	5,114	348,979
Las Vegas Sands Corp.	6,100	259,067

	Number of Shares	Value†
Lodging — (continued)
Marriott International, Inc., Class A	5,149	$385,197
MGM Resorts International	9,411	111,050
Wynn Resorts Ltd.	1,824	109,786

		1,214,079

Machinery - Diversified — 0.8%
Caterpillar, Inc.	10,230	1,187,089
Deere & Co.	5,933	819,704
Dover Corp.	2,703	226,890
Flowserve Corp.	2,355	56,261
IDEX Corp.	1,400	193,354
Ingersoll Rand, Inc.*	6,249	154,975
Rockwell Automation, Inc.	2,127	320,986
Westinghouse Air Brake Technologies Corp.	3,394	163,353
Xylem, Inc.	3,356	218,576

		3,341,188

Media — 2.0%
Charter Communications, Inc., Class A*	2,943	1,284,060
Comcast Corp., Class A	84,883	2,918,277
Discovery, Inc., Class A*	2,889	56,162
Discovery, Inc., Class C*	6,249	109,607
DISH Network Corp., Class A*	4,587	91,694
Fox Corp., Class A	6,568	155,202
Fox Corp., Class B	3,120	71,386
News Corp., Class B	2,500	22,475
News Corp., Class A	7,615	68,345
The Walt Disney Co.	33,781	3,263,245
ViacomCBS, Inc., Class B	9,814	137,494

		8,177,947

Mining — 0.2%
Freeport-McMoRan, Inc.	25,830	174,352
Newmont Corp.	15,127	684,951

		859,303

Miscellaneous Manufacturing — 1.2%
3M Co.	10,784	1,472,124
A.O. Smith Corp.	2,467	93,277
Eaton Corp. PLC	7,808	606,603
General Electric Co.	163,953	1,301,787
Illinois Tool Works, Inc.	5,508	782,797
Parker-Hannifin Corp.	2,467	320,044
Textron, Inc.	4,198	111,961
Trane Technologies PLC	4,363	360,340

		5,048,933

Office & Business Equipment — 0.1%
Xerox Holdings Corp.	3,386	64,131
Zebra Technologies Corp., Class A*	1,000	183,600

		247,731

Oil & Gas — 2.2%
Apache Corp.	7,042	29,436
Cabot Oil & Gas Corp.	7,932	136,351
Chevron Corp.	35,366	2,562,620
Concho Resources, Inc.	3,754	160,859
ConocoPhillips	20,732	638,546
Devon Energy Corp.	6,551	45,268

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)

Oil & Gas — (continued)
Diamondback Energy, Inc.	2,900	$75,980
EOG Resources, Inc.	11,096	398,568
Exxon Mobil Corp.	79,132	3,004,642
Helmerich & Payne, Inc.	1,976	30,924
Hess Corp.	4,488	149,450
HollyFrontier Corp.	2,881	70,613
Marathon Oil Corp.	13,811	45,438
Marathon Petroleum Corp.	11,605	274,110
Noble Energy, Inc.	8,864	53,539
Occidental Petroleum Corp.	15,996	185,234
Phillips 66	8,058	432,312
Pioneer Natural Resources Co.	3,007	210,941
Valero Energy Corp.	7,853	356,212

		8,861,043

Oil & Gas Services — 0.2%
Baker Hughes Co.	12,203	128,132
Halliburton Co.	16,069	110,073
National Oilwell Varco, Inc.	7,110	69,891
Schlumberger Ltd.	26,457	356,905
TechnipFMC PLC	7,506	50,590

		715,591

Packaging and Containers — 0.2%
Amcor PLC	29,432	238,988
Ball Corp.	6,232	402,961
Packaging Corp. of America	1,747	151,692
Sealed Air Corp.	2,786	68,842
Westrock Co.	4,496	127,057

		989,540

Pharmaceuticals — 6.7%
AbbVie, Inc.	27,679	2,108,863
Allergan PLC	6,168	1,092,353
AmerisourceBergen Corp.	2,645	234,083
Becton Dickinson & Co.	5,080	1,167,232
Bristol-Myers Squibb Co.	43,873	2,445,481
Cardinal Health, Inc.	5,305	254,322
Cigna Corp.	6,994	1,239,197
CVS Health Corp.	24,404	1,447,889
Eli Lilly & Co.	15,818	2,194,273
Johnson & Johnson	49,272	6,461,037
McKesson Corp.	3,424	463,130
Merck & Co., Inc.	47,593	3,661,805
Mylan N.V.*	9,842	146,744
Perrigo Co. PLC	2,383	114,598
Pfizer, Inc.	103,470	3,377,261
Zoetis, Inc.	8,950	1,053,326

		27,461,594

Pipelines — 0.3%
Kinder Morgan, Inc.	36,896	513,592
ONEOK, Inc.	7,469	162,899
The Williams Cos., Inc.	23,136	327,375

		1,003,866

Real Estate — 0.1%
CBRE Group, Inc., Class A*	6,460	243,607

	Number of Shares	Value†
Retail — 5.3%
Advance Auto Parts, Inc.	1,181	$110,211
AutoZone, Inc.*	437	369,702
Best Buy Co., Inc.	4,086	232,902
CarMax, Inc.*	3,005	161,759
Chipotle Mexican Grill, Inc.*	468	306,259
Costco Wholesale Corp.	8,267	2,357,170
Darden Restaurants, Inc.	2,303	125,421
Dollar General Corp.	4,806	725,754
Dollar Tree, Inc.*	4,358	320,182
Genuine Parts Co.	2,554	171,961
Kohl’s Corp.	3,093	45,127
L Brands, Inc.	4,435	51,269
Lowe’s Cos., Inc.	14,382	1,237,571
Macy’s, Inc.	5,639	27,688
McDonald’s Corp.	14,093	2,330,278
Nordstrom, Inc.	1,856	28,471
O’Reilly Automotive, Inc.*	1,435	432,007
Ross Stores, Inc.	6,837	594,614
Starbucks Corp.	22,146	1,455,878
Target Corp.	9,534	886,376
The Gap, Inc.	4,382	30,849
The Home Depot, Inc.	20,385	3,806,083
The TJX Cos., Inc.	22,779	1,089,064
Tiffany & Co.	1,927	249,547
Tractor Supply Co.	2,160	182,628
Ulta Beauty, Inc.*	1,059	186,066
Walgreens Boots Alliance, Inc.	14,164	648,003
Walmart, Inc.	26,595	3,021,724
Yum! Brands, Inc.	5,748	393,910

		21,578,474

Savings & Loans — 0.0%
People’s United Financial, Inc.	7,929	87,615

Semiconductors — 4.5%
Advanced Micro Devices, Inc.*	21,645	984,415
Analog Devices, Inc.	6,953	623,337
Applied Materials, Inc.	17,393	796,947
Broadcom, Inc.	7,434	1,762,601
Intel Corp.	81,483	4,409,860
IPG Photonics Corp.*	667	73,557
KLA Corp.	3,004	431,795
Lam Research Corp.	2,738	657,120
Maxim Integrated Products, Inc.	5,200	252,772
Microchip Technology, Inc.	4,343	294,455
Micron Technology, Inc.*	20,842	876,615
NVIDIA Corp.	11,474	3,024,546
Qorvo, Inc.*	2,141	172,629
QUALCOMM, Inc.	21,407	1,448,184
Skyworks Solutions, Inc.	3,064	273,860
Texas Instruments, Inc.	17,357	1,734,485
Xilinx, Inc.	4,612	359,459

		18,176,637

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	741	135,018

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)

Software — 9.8%
Activision Blizzard, Inc.	14,470	$860,676
Adobe, Inc.*	9,053	2,881,027
Akamai Technologies, Inc.*	3,096	283,253
ANSYS, Inc.*	1,561	362,886
Autodesk, Inc.*	4,157	648,908
Broadridge Financial Solutions, Inc.	2,082	197,436
Cadence Design Systems, Inc.*	5,367	354,437
Cerner Corp.	5,988	377,184
Citrix Systems, Inc.	2,150	304,332
Electronic Arts, Inc.*	5,532	554,140
Fidelity National Information Services, Inc.	11,527	1,402,144
Fiserv, Inc.*	10,733	1,019,528
Intuit, Inc.	4,887	1,124,010
Jack Henry & Associates, Inc.	1,400	217,336
Microsoft Corp.	142,689	22,503,482
MSCI, Inc.	1,548	447,310
Oracle Corp.	40,236	1,944,606
Paychex, Inc.	6,059	381,232
Paycom Software, Inc.*	900	181,809
salesforce.com, Inc.*	16,489	2,374,086
ServiceNow, Inc.*	3,500	1,003,030
Synopsys, Inc.*	2,868	369,370
Take-Two Interactive Software, Inc.*	2,094	248,369

		40,040,591

Telecommunications — 3.2%
Arista Networks, Inc.*	1,000	202,550
AT&T, Inc.	136,485	3,978,538
CenturyLink, Inc.	17,313	163,781
Cisco Systems, Inc.	79,521	3,125,971
Corning, Inc.	13,848	284,438
Juniper Networks, Inc.	5,667	108,466
Motorola Solutions, Inc.	3,250	431,990
T-Mobile US, Inc.*	5,800	486,620
Verizon Communications, Inc.	77,477	4,162,839

		12,945,193

Textiles — 0.0%
Mohawk Industries, Inc.*	1,128	85,999

Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	2,209	158,054

Transportation — 1.5%
C.H. Robinson Worldwide, Inc.	2,589	171,392
CSX Corp.	14,648	839,330
Expeditors International of Washington, Inc.	3,212	214,305
FedEx Corp.	4,413	535,120
J.B. Hunt Transport Services, Inc.	1,592	146,830
Kansas City Southern	1,915	243,550
Norfolk Southern Corp.	4,920	718,320
Old Dominion Freight Line, Inc.	1,800	236,268
Union Pacific Corp.	13,005	1,834,225
United Parcel Service, Inc., Class B	12,986	1,213,152

		6,152,492

	Number of Shares	Value†
Water — 0.1%
American Water Works Co., Inc.	3,437	$410,928

TOTAL COMMON STOCKS (Cost $214,241,138)		388,799,068

REAL ESTATE INVESTMENT TRUSTS — 2.9%

Apartments — 0.4%
Apartment Investment & Management Co., Class A	2,663	93,604
AvalonBay Communities, Inc.	2,648	389,706
Equity Residential	6,409	395,499
Essex Property Trust, Inc.	1,263	278,163
Mid-America Apartment Communities, Inc.	2,116	218,012
UDR, Inc.	5,687	207,803

		1,582,787

Building & Real Estate — 0.1%
Realty Income Corp.	6,195	308,883

Diversified — 1.1%
American Tower Corp.	8,296	1,806,454
Crown Castle International Corp.	7,808	1,127,475
Digital Realty Trust, Inc.	4,961	689,133
Duke Realty Corp.	6,867	222,353
SBA Communications Corp.	2,130	575,036
Weyerhaeuser Co.	13,648	231,334

		4,651,785

Healthcare — 0.2%
Healthpeak Properties, Inc.	9,163	218,538
Ventas, Inc.	6,860	183,848
Welltower, Inc.	7,426	339,962

		742,348

Hotels & Resorts — 0.0%
Host Hotels & Resorts, Inc.	12,690	140,098

Industrial — 0.3%
Prologis, Inc.	13,876	1,115,214

Office Property — 0.2%
Alexandria Real Estate Equities, Inc.	2,343	321,131
Boston Properties, Inc.	2,616	241,274
SL Green Realty Corp.	1,350	58,185
Vornado Realty Trust	2,813	101,859

		722,449

Regional Malls — 0.1%
Simon Property Group, Inc.	5,526	303,156

Storage & Warehousing — 0.2%
Extra Space Storage, Inc.	2,412	230,973
Iron Mountain, Inc.	5,224	124,331
Public Storage	2,841	564,251

		919,555

Strip Centers — 0.1%
Federal Realty Investment Trust	1,233	91,994

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)

Strip Centers — (continued)
Kimco Realty Corp.	8,160	$78,907
Regency Centers Corp.	3,024	116,213

		287,114

Telecommunications — 0.2%
Equinix, Inc.	1,604	1,001,810

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $8,974,602)		11,775,199

SHORT-TERM INVESTMENTS — 1.7%

BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.330%) (Cost $7,099,528)	7,099,528	7,099,528

TOTAL INVESTMENTS — 99.8% (Cost $230,315,268)		407,673,795
Other Assets & Liabilities — 0.2%		987,725

TOTAL NET ASSETS — 100.0%		$408,661,520

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.

NA — National Association.

N.V. — Naamloze Vennootschap.

PLC — Public Limited Company.

Futures Contracts:

Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Buy/Long	E-Mini S&P 500 Index	06/19/2020	56	50	$2,570	$7,195,160	$—	$(35,333)

							$—	$(35,333)